Vessels, Port Terminals and Other Fixed Assets	6 Months Ended
Jun. 30, 2012
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS
NOTE 5: VESSELS, PORT TERMINAL AND OTHER FIXED ASSETS

		Accumulated	Net Book
Vessels	Cost	Depreciation	Value
Balance December 31, 2011	$1,600,803	$(185,578)	$1,415,225
Additions	102,306	(31,901)	70,405
Disposals	(71,209)	4,141	(67,068)

Balance June 30, 2012	$1,631,900	$(213,338)	$1,418,562

		Accumulated	Net Book
Port terminals (Navios Logistics)	Cost	Depreciation	Value
Balance December 31, 2011	$74,336	$(11,466)	$62,870
Additions	5,083	(1,360)	3,723

Balance June 30, 2012	$79,419	$(12,826)	$66,593

		Accumulated	Net Book
Tanker vessels, barges and pushboats (Navios Logistics)	Cost	Depreciation	Value
Balance December 31, 2011	$340,990	$(58,015)	$282,975
Additions	2,014	(9,186)	(7,172)
Restructure of capital leases	(4,590)	—	(4,590)

Balance June 30, 2012	$338,414	$(67,201)	$271,213

		Accumulated	Net Book
Other fixed assets	Cost	Depreciation	Value
Balance December 31, 2011	$10,098	$(3,222)	$6,876
Additions	1,924	(408)	1,516
Disposals	(22)	—	(22)

Balance June 30, 2012	$12,000	$(3,630)	$8,370

		Accumulated	Net Book
Total	Cost	Depreciation	Value
Balance December 31, 2011	$2,026,227	$(258,281)	$1,767,946
Additions	111,327	(42,855)	68,472
Disposals	(71,231)	4,141	(67,090)
Restructure of capital leases	(4,590)	—	(4,590)

Balance June 30, 2012	$2,061,733	$(296,995)	$1,764,738

Vessel Acquisitions
On March 26, 2012, Navios Holdings took delivery of the Navios Serenity, a 34,690 deadweight ton (“dwt”) 2011-built Handysize vessel and former long-term chartered-in vessel in operation, for an acquisition price of $26,117, of which $26,000 was funded through a loan (see Note 7) and the remaining amount was paid in cash.
On March 30, 2012, Navios Holdings took delivery of the Navios Centaurus, a new, 81,472 dwt 2012-built bulk carrier vessel from a South Korean shipyard for an acquisition price of $37,095, of which $15,645 was paid in cash and $21,450 was financed through a loan (see Note 7).
On May 14, 2012, Navios Holdings took delivery of the Navios Avior, a new, 81,355 dwt 2012-built bulk carrier vessel, from a South Korean shipyard for a purchase price of $39,094, of which $18,210 was paid in cash and $20,884 was financed through a loan (see Note 7).
Sale of Vessels
 On June 15, 2012, Navios Holdings sold the Navios Buena Ventura, a 2010-built Capesize vessel of 179,259 dwt to Navios Partners for $67,500 in cash consideration and repaid in full $26,750 of indebtedness associated with the vessel using a portion of the cash proceeds. The book value of the vessel was $67,068, resulting in a gain from the sale of $432, of which $323 was recognized at the time of sale in the statements of comprehensive income under "Gain on sale of assets" and the remaining $109, representing the profits derived from Navios Holdings' 25.2% interest in Navios Partners was deferred under "Other long term liabilities and deferred income" and is being amortized over the remaining useful lives of the assets or until the assets are sold.
Navios Logistics

Navios Logistics entered into long-term bareboat agreements for two product tankers, the Stavroula and the San San H. Both tankers are chartered-in for a two-year period, and Navios Logistics has the obligation to purchase the vessels immediately upon the expiration of their respective charter periods. On May 9, 2012, Navios Logistics entered into an agreement for the restructuring of its bareboat agreements by extending their durations until June 2016 and amending the purchase price obligation to $9,850 and $9,800, respectively, at the end of the lease period, as extended. As of June 30, 2012, the obligations for these vessels were accounted for as capital leases and the lease payments during the six month period ended June 30, 2012 for both vessels were $851.
As of April 2012, the construction of the new silo at Navios Logistics' dry port facility in Nueva Palmira was complete. As of June 30, 2012, Navios Logistcs had paid $9,706 for the construction of the silo. During the second quarter of 2012, Navios Logistics began the construction of a new conveyor belt in its dry port facility in Nueva Palmira which is expected to be completed in the first half of 2013. As of June 30, 2012, Navios Logistics had paid $996 for the construction of the new conveyor belt.
In Navios Logistics' liquid port in Paraguay, 3,000 cubic meters of storage capacity were added in December 2011 and another 5,000 cubic meters were added in August 2012, reaching a total capacity of 43,560. Navios Logistics is currently constructing an additional storage tank with capacity of 2,100 cubic meters. As of June 30, 2012, Navios Logistics had paid a total of $816 ($597 of which paid in 2011) for the construction of all three storage tanks. The final tank is expected to be completed in September 2012 and will increase the total storage capacity of the liquid port to 45,660 cubic meters.
During the second quarter of 2012, Navios Logistics began the construction of four new tank barges, which are expected to be delivered gradually starting September 2012 through June 2013. As of June 30, 2012, Navios Logistics had paid $1,086 for the construction of the tank barges.